Commitments and contingencies (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Commitments and contingencies [Line Items]
Minimum lease payments receivable under cancellable operating lease	$ 543	$ 935	$ 1,277
Within 1 year
Disclosure of Commitments and contingencies [Line Items]
Minimum lease payments receivable under cancellable operating lease	300	289	455
After 1 year but not more than 5 years
Disclosure of Commitments and contingencies [Line Items]
Minimum lease payments receivable under cancellable operating lease	$ 243	$ 646	$ 822